Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Temporary equity par value (in dollars per share)	$ 0.0001
Temporary equity, shares authorized (in shares)	20,000,000
Temporary equity, issued (in shares)	142,000	62,240,000
Temporary equity, outstanding (in shares)	142,000	62,240,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,980,000,000	265,000,000
Common stock, shares issued (in shares)	175,440,000	58,057,000
Common stock, shares outstanding (in shares)	175,440,000	58,057,000
Reverse recapitalization, contingent consideration, (in shares)	6,250,000
Series A cumulative redeemable convertible preferred stock
Temporary equity par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized (in shares)	20,000,000	0
Temporary equity, issued (in shares)	142,000	0
Temporary equity, outstanding (in shares)	142,000	0